Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates — The presentation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include the valuation of common stock, common stock warrants, convertible notes, warrant liabilities, and stock options. Results could differ from those estimates. Estimates are periodically reviewed due to changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known.

Fair value option — As permitted under ASC Topic 825, Financial Instruments (“ASC Topic 825”), the Company has elected the fair value option to account for its convertible notes issued since 2022. In accordance with ASC Topic 825, the Company records the convertible notes at fair value with changes in fair value recorded as a component of other income (expense) in the consolidated statements of operations. As a result of applying the fair value option, direct costs and fees related to the convertible notes are expensed as incurred and are not deferred. The Company concluded it is appropriate to apply the fair value option as they are liabilities not classified as a component of stockholders’ equity (deficit). In addition, the convertible notes meet all applicable criteria for electing fair value option under ASC Topic 825.

Fair value measurements — Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. The valuation hierarchy contains three levels:

Level 1	—	Valuation inputs are unadjusted quoted market prices for identical assets or liabilities in active markets.

Level 2	—	Valuation inputs are quoted prices for identical assets or liabilities in markets that are not active, quoted market prices for similar assets and liabilities in active markets and other observable inputs directly or indirectly related to the assets or liabilities being measured.

Level 3	—	Valuation inputs are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize observable inputs and minimize unobservable inputs.

In determining the appropriate levels, the Company analyzes the assets and liabilities measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The Company’s financial instruments consist primarily of cash, accounts receivable, inventory and accounts payable. The carrying amount of such instruments approximates fair value due to their short-term nature. The carrying value of long-term debt approximates fair value because of the market interest rate of the debt. The convertible notes and warrant liabilities associated with the Company’s convertible promissory notes are carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above.

During the nine months ended September 30, 2024 and 2023, there were no transfers between Level 1, Level 2, and Level 3.

Convertible notes — The Company’s convertible promissory notes are recognized initially and subsequently at fair value, inclusive of their respective accrued interest at their stated interest rates, which are included in convertible notes on the Company’s consolidated balance sheets. The changes in the fair value of these convertible notes are recorded as “changes in fair value of convertible notes” as a component of other income (expenses) in the consolidated statements of operations. The changes in fair value related to the accrued interest components are also included within the single line of change in fair value of convertible notes on the consolidated statements of operations.

Warrant liabilities — The Company issued certain warrants for the purchase of shares of its common stock in connection with the Company’s convertible notes (see Note 7) and classified them as a liability on its consolidated balance sheets. These warrants are classified as a liability under ASC 480 as the Company may settle the warrants by issuing a variable number of its common shares and the monetary value of the obligation is based solely or predominantly on a fixed monetary amount known at inception. The warrant liabilities are initially recorded at fair value on the issuance date of each warrant and are subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liabilities are recognized as a component of other income (expense) in the consolidated statements of operations. Changes in the fair value of the warrant liabilities will continue to be recognized until the warrants are exercised, expire or qualify for equity classification.

Concentrations of credit risk — Financial instruments potentially subjecting the Company to concentrations of credit risk consist primarily of accounts receivable, accounts payable and bank demand deposits that may, from time to time, exceed Federal Depository Insurance Corporation (“FDIC”) insurance limits. To mitigate the risks associated with FDIC insured limits, the Company recently opened an Insured Cash Swap (“ICS”) service account at its primary bank. Under terms of the ICS, when the bank places funds for the Company using ICS, the deposit is sent from the Company’s transaction account into deposit accounts at other ICS Network banks in amounts below the standard FDIC insured maximum of $250,000 for overnight settling. If the Company’s account exceeds the FDIC limit of $250,000 at the end of the business day, funds are automatically swept out by the Company’s bank and spread among partner banks in accounts, each totaling less than $250,000. This makes the Company’s funds eligible for FDIC insurance protection each day. The funds are then swept back into the Company’s account at the beginning of the next business day. The aggregate limit that can be protected for the Company under this program is approximately $150 million.

The Company considers the concentration of credit risk associated with its accounts receivable to be commercially reasonable and believes that such concentration does not result in the significant risk of near-term severe adverse impacts. As of September 30, 2024 and December 31, 2023, the Company had customers that individually represented 10% or more of the Company’s accounts receivable. There were three and two individual customers that together represented 70% and 71% of total accounts receivable, as of September 30, 2024 and December 31, 2023, respectively. There were two and three individual customer accounts that together represented 48% and 58% of total revenue for the nine months ended September 30, 2024 and 2023, respectively. There were three and three individual suppliers that together represented 40% and 48% of total accounts payable, as of September 30, 2024 and December 31, 2023, respectively.

Concentration of Revenues

	Nine Months Ended September 30,
	2024	2023
Customer A	35%
Customer B	13%	11%
Customer C		18%
Customer D		29%
	48%	58%

Accounts receivable — Accounts receivable are reported at net realizable value. Receivables consist of amounts due from distributors. In evaluating the collectability of individual receivable balances, the Company considers several factors, including the age of the balance, the customers’ historical payment history, its credit worthiness and economic trends. There was no allowance for credit losses to reflect CECL (Current Expected Credit Losses) adoption as of September 30, 2024 and December 31, 2023.

Inventories — Inventories are stated at the lower of cost or net realizable value, with cost being determined under the weighted average method, and consist of raw materials, work-in-process, and finished goods. Costs associated with spirit production and other costs related to manufacturing of products for sale, are recorded as inventory. Work-in-process inventory is comprised of all accumulated costs of raw materials, direct labor, and manufacturing overhead to the respective stage of production. Finished goods and raw materials inventory includes the supplier cost, shipping charges, import fees, and federal excise taxes. Management routinely monitors inventory and periodically writes off damaged and unsellable inventory. There was no valuation allowance as of September 30, 2024 and December 31, 2023.

The Company holds volumes of barreled whiskey, which generally will not be sold within one year of their production due to the duration of the aging process. Consistent with industry practices, all barreled whiskey is classified as work-in-process inventory and is included in current assets.

Goodwill — Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in a business combination. Goodwill is not subject to amortization, and instead, assessed for impairment annually at the end of each fiscal year, or more frequently when events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount in accordance with ASC 350 — Intangibles — Goodwill and Other.

The Company has the option to first assess qualitative factors to determine whether events or circumstances indicate it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, in which case a quantitative impairment test is not required.

As provided for by ASU 2017-04, Simplifying the Test for Goodwill Impairment, the quantitative goodwill impairment test is performed by comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. An impairment loss is recognized for any excess of the carrying amount of the reporting unit over its fair value up to the amount of goodwill allocated to the reporting unit. Income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit are considered when measuring the goodwill impairment loss, if applicable.

Finite-Lived Intangible Assets — Intangible assets are recorded at cost less any accumulated amortization and any accumulated impairment losses. Intangible assets acquired through business combinations are measured at fair value at the acquisition date.

Intangible assets with finite lives are comprised of customer relationships and intellectual property and are amortized over their estimated useful lives on an accelerated basis over the projected pattern of economic benefits. Finite-lived intangible assets are reviewed for impairment annually, or more frequently when events or changes in circumstances indicate that it is more likely than not that the fair value has been reduced to less than its carrying amount.

Business Combinations — The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805 — Business Combinations, by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, measured at the acquisition date fair value. The determination of fair value involves assumptions, estimates and judgments. The initial allocation of the purchase price is considered preliminary and therefore subject to change until the end of the measurement period (up to one year from the acquisition date). Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net assets acquired. Contingent consideration is included within the purchase price and is initially recognized at fair value as of the acquisition date. Contingent consideration classified as either an asset or liability, is remeasured to fair value each reporting period, until the contingency is resolved. Changes in contingent consideration period-over-period are recognized in earnings.

Acquisition related expenses are recognized separately from the business combination and are expensed as incurred.

Deferred transaction costs — Deferred transaction costs consist of direct legal, accounting, filing and other fees and costs directly attributable to: the proposed Business Combination Agreement that was terminated in May 2023; and, the Company’s recently completed IPO. Deferred transaction costs were approximately $1,711,122 and $1,397,964 as of September 30, 2024 and December 31, 2023, respectively. The Company had previously incurred deferred transaction costs related to a proposed Business Combination Agreement that was terminated May 18 2023, with related deferred transaction costs then being expensed (in the quarter ended June 30, 2023). Subsequent to the termination of the Business Combination Agreement, the Company prepared for an initial public offering (“IPO”) (which the Company successfully consummated on November 25, 2024). Accordingly, the deferred offering costs relating to the Company’s contemplated IPO continued to be deferred and capitalized as incurred as of September 30, 2024. Subsequent to September 30, 2024, in November 2024, the deferred offering costs relating to the Company’s contemplated IPO were offset against IPO proceeds upon the consummation of the Company’s initial public offering.

Property and equipment, net of accumulated depreciation — Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets — generally three to twenty years. Leasehold improvements are amortized on a straight-line basis over the shorter of the asset’s estimated useful life or the term of the lease. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service for their intended use. When the asset is available for use, it is transferred from construction in progress to the appropriate category of property and equipment and depreciation on the item commences.

Upon retirement or sale, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the consolidated statements of operations. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized.

Leases The Company has operating leases for corporate offices, warehouses, distilleries and tasting rooms that are accounted for under ASC 842. The Company determines if an arrangement is a lease at inception. Operating lease right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from a lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. The Company recognizes lease expense for lease payments on a straight-line basis over the term of the lease. Operating lease ROU assets also include the impact of any lease incentives. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification. For modified leases, the Company also reassess the lease classification as of the modification’s effective date.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s operating leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environments where the leased asset is located. The incremental borrowing rate is calculated by modeling the Company’s credit rating on its history arm’s-length secured borrowing facility and estimating an appropriate credit rating for similar secured debt instruments. The Company’s calculated credit rating on secured debt instruments determines the yield curve used. In addition, an incremental credit spread is estimated and applied to reflect the Company’s ability to continue as a going concern. Using the spread adjusted yield curve with a maturity equal to the remaining lease term, the Company determines the borrowing rates for all operating leases.

The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non- cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

Operating lease transactions are included in operating lease ROU assets, current operating lease liabilities and operating lease liabilities, net of current portion on the consolidated balance sheets.

Impairment of long-lived assets — All of the Company’s long-lived assets held and used are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. When such an event occurs, future cash flows expected to result from the use of the asset and its eventual disposition is estimated. If the undiscounted expected future cash flows are less than the carrying amount of the asset, an impairment loss is recognized for the difference between the asset’s fair value and its carrying value. The Company did not record any impairment losses on long-lived assets for the nine months ended September 30, 2024 and 2023.

Investments/Investment in Flavored Bourbon LLC — Non-marketable equity investments of privately-held companies are accounted for as equity securities without readily determinable fair value at cost minus impairment, as adjusted for observable price changes in orderly transactions for identical or similar investment of the same issuer pursuant to Accounting Standards Codification (“ASC”) Topic 321 Investments — Equity Securities (“ASC 321”) as the Company does not exert any significant influence over the operations of the investee company.

The Company performs a qualitative assessment at each reporting period considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Company considers include but are not limited to; i) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, iii) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, iv) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; v) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants. If the qualitative assessment indicates that the investment is impaired, a loss is recorded equal to the difference between the fair value and carrying value of the investment.

As of September 30, 2024 and December 31, 2023, the Company had a 12.2% and 15.1% ownership interest in Flavored Bourbon, LLC, respectively, and did not record any impairment charges related to its investment in Flavored Bourbon, LLC for the year ended December 31, 2023. See also Note 5 — Payment Upon Sale of Flavored Bourbon, LLC. In January 2024, Flavored Bourbon LLC conducted a capital call, seeking to raise $12 million from current and new investors at the same valuation as the last raise (which was in 2021). The Company chose not to participate in the raise, but still retained its rights to full recovery of is capital account of $25.3 million, with the Company being guaranteed a pay out of this $25.3 million in the event the brand is sold to a third party, or the Company can block such sale. As of September 30, 2024, a total of $9,791,360 of the $12 million was raised, with the remainder targeted to be raised by the end of 2024. The Company retains 12.2% ownership interest in this entity plus a 2.5% override in the waterfall of distributions. As a result of the January 2024 capital call, which was the first triggering event to perform a review of the fair value of its Investment in Flavored Bourbon, LLC since the prior transaction in 2021, in accordance with adjusting for observable price changes for similar investments of the same issuer pursuant to ASC 321 as noted above, the Company performed a qualitative assessment of its Investment in Flavored Bourbon, LLC. The Company determined that the Class E Units being offered were similar enough to the Company’s investment in Class A Units (with differences including the Class A Units’ liquidation preference seniority and preferential voting rights related to sale or liquidation) to trigger a reassessment of the value of the Company’s Investment in Flavored Bourbon LLC, which was done using the Option Pricing Model Backsolve Valuation Method (“OPM Backsolve Valuation Method”). The Company’s analysis determined the fair value of its Investment in Flavored Bourbon, LLC, should be adjusted to $14,285,000 as of June 30, 2024 from $10,864,000 recorded previously, with the resulting increase in fair value of $3,421,000 recorded as gain on increase in value of Flavored Bourbon, LLC on the condensed consolidated statement of operations for the period ended June 30, 2024.

The OPM Backsolve Valuation Method derives the implied equity value for one type of equity security from a contemporaneous transaction involving another type of security. The recent transaction involving Class E Units was utilized as the reference transaction in the OPM Backsolve Valuation Method analysis to derive a value of the Company’s Class A Units. The OPM Backsolve Valuation Method analysis applies the Black-Scholes-Merton option pricing model, which is impacted by the following assumptions:

●	Expected Term. The probability weighted expected term incorporates the Company’s assumptions about the time necessary for the business to develop and position itself for a potential liquidity event.

●	Expected Volatility. As Flavored Bourbon, LLC shares are privately held, the volatility used is based on a benchmark of comparable companies within the distilled spirits industry.

●	Expected Dividend Yield. The dividend rate used is zero as Flavored Bourbon, LLC has never paid any cash dividends, and we do not anticipate any in the foreseeable future.

●	Risk-Free Interest Rate. The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected term.

The assumptions the Company used in calculating the fair value as of June 30, 2024 included: expected term of 5 years; expected volatility of 70%; expected dividends of $0; and, risk-free interest rate of 4.08% (based on the 5-year T-Bill rate).

Treasury stock — Treasury stock is shares of the Company’s own stock that have been issued and subsequently repurchased by the Company. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends.

The Company accounts for treasury stock under the cost method. Upon the retirement of treasury shares, the Company deducts the par value of the retired treasury shares from common stock and allocates the excess of cost over par as a deduction to additional paid-in capital based on the pro-rata portion of additional paid-in-capital, and the remaining excess as an increase to accumulated deficit. Retired treasury shares revert to the status of authorized but unissued shares. All shares repurchased to date have been retired. For the nine months ended September 30, 2024 and 2023, the Company repurchased 21 and 64 shares, respectively, of common stock.

Segment reporting — The Company operates in a single segment. The segment reflects how the Company’s operations are evaluated by senior management and the structure of its internal financial reporting. Both financial and certain non-financial data are reported and evaluated to assist senior management with strategic planning.

Revenue recognition — The Company’s revenue consists primarily of the sale of spirits domestically in the United States. Customers consist primarily of direct consumers. The Company’s revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and the obligation has been fulfilled, which is when the related goods are shipped or delivered to the customer, depending upon the method of distribution and shipping terms. Revenue is measured as the amount of consideration the Company expects to receive in exchange for the sale of a product. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Sales terms do not allow for a right of return unless the product is damaged. Historically, returns have not been material to the Company. Amounts billed to customers for shipping and handling are included in sales. The results of operations are affected by economic conditions, which can vary significantly by time of year and can be impacted by the consumer disposable income levels and spending habits.

Direct to Consumer — The Company sells its spirits and other merchandise directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet (e-commerce).

Spirits club membership sales are made under contracts with customers, which specify the quantity and timing of future shipments. Customer credit cards are charged in advance of quarterly shipments in accordance with each contract. The Company transfers control and recognizes revenue for these contracts upon shipment of the spirits to the customer.

Tasting room and internet spirit sales are paid for at the time of sale. The Company transfers control and recognizes revenue for the spirits and merchandise when the product is either received by the customer (on-site tasting room sales) or upon shipment to the customer (internet sales).

The Company periodically offers discounts on spirits and other merchandise sold directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet. All discounts are recorded as a reduction of retail product revenue.

Wholesale — The Company sells its spirits to wholesale distributors under purchase orders. The Company transfers control and recognizes revenue for these orders upon shipment of the spirits from the Company’s warehouse facilities. Payment terms to wholesale distributors typically range from 30 to 45 days. The Company pays depletion allowances to its wholesale distributors based on their sales to their customers which are recorded as a reduction of wholesale product revenue. The Company also pays certain incentives to distributors which are reflected net within revenues as variable consideration. The total amount of depletion allowances and sales incentives for nine months ended September 30, 2024 and 2023 were $50,541 and $32,455, respectively.

In December 2023, the Company entered into an agreement with a wholesaler distributor network in Oklahoma, which purchases products from the Company at wholesale and resells and distributes that product throughout the state through the state’s three tier system. Since the beginning of January 2024, the Company has secured new wholesale distributors in Kansas, Kentucky, and portions of Colorado, all of which started between July and September 2024.

Third Party — The Company produces and sells barreled spirits to third party customers who either hold them for investment or who have a plan to use the product in the future once the spirits are finished aging. Third party barreled spirits are paid with a deposit up front, with the remainder billed at the time of completion when the finished spirits are then produced and supplied to the customer. In most cases, the barrels are stored during aging for the customer at a fee. As of September 30, 2024 and December 31, 2023, the Company had deferred revenues of $451,803 and $1,039,863, respectively, included in other current liabilities within the consolidated balance sheets. These performance obligations are expected to be satisfied within one year.

Service revenue — Represents fees for distinct value-added services that the Company provides to third parties, which may include production, bottling, marketing consulting and other services aimed at growing and improving brands and sales. Revenue is billed monthly and earned and recognized over-time as the agreed upon services are completed. The Company recorded service revenue of $1,258,820 and $2,152,449 for the nine months ended September 30, 2024 and 2023, respectively. There is no contractually committed service revenue that would give rise to an unsatisfied performance obligation at the end of each reporting period.

The following table presents revenue disaggregated by sales channel:

	For the Nine Months Ended September 30,
	2024	2023
Direct to Consumer	$2,526,301	$1,838,694
Wholesale	1,299,067	1,305,940
Third Party	225,719	228,301
Total Products Net Sales	4,051,087	3,372,935
Services	1,258,820	2,152,449
Total Net Sales	$5,309,907	$5,525,384

Substantially all revenue is recognized from sales of goods or services transferred when contract performance obligations are met. As such, the accompanying consolidated financial statements present financial information in a format which does not further disaggregate revenue, as there are no significant variations in economic factors affecting the nature, amount, timing, and uncertainty of cash flows.

Excise taxes — Excise taxes are levied on alcoholic beverages by governmental agencies. For imported alcoholic beverages, excise taxes are levied at the time of removal from the port of entry and are payable to the U.S. Customs and Boarder Protection (the “CBP”). For domestically produced alcoholic beverages, excise taxes are levied at the time of removal from a bonded production site and are payable to the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”). These taxes are not collected from customers but are instead the responsibilities of the Company. The Company’s accounting policy is to include excise taxes in “Cost of Sales” within the consolidated statements of operations, which totaled $144,711 and $142,026 for the nine months ended September 30, 2024 and 2023, respectively.

Shipping and handling costs — Shipping and handling costs of $153,323 and $71,817 for the nine months ended September 30, 2024 and 2023, respectively were included in “Cost of Sales” within the condensed consolidated statements of operations.

Stock-based compensation — The Company measures compensation for all stock-based awards at fair value on the grant date and recognizes compensation expense over the service period on a straight-line basis for awards expected to vest.

The fair value of stock options granted is estimated on the grant date using the Black-Scholes option pricing model. The Company uses a third-party valuation firm to assist in calculating the fair value of the Company’s stock options. This valuation model requires the Company to make assumptions and judgment about the variables used in the calculation, including the volatility of the Company’s common stock and assumed risk-free interest rate, expected years until liquidity, and discount for lack of marketability. Forfeitures are accounted for and are recognized in calculating net expense in the period in which they occur. Stock-based compensation from vested stock options, whether forfeited or not, is not reversed.

In the past the Company granted stock options to purchase common stock with exercise prices equal to the value of the underlying stock, as determined by the Company’s Board of Directors on the date the equity award was granted.

The Board of Directors determines the value of the underlying stock by considering several factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company’s stockholders, and the lack of liquidity of the Company’s common stock.

During the nine months ended September 30, 2024 and 2023, the Company did not grant any stock option awards. The Company has not granted any stock options since 2019, when the Company’s 2018 Plan was terminated in favor of the 2019 Plan, under which the Company has granted restricted stock units (“RSUs”). (See Note 9.) Subsequent to September 30, 2024, upon the closing of the Company’s initial public offering (which occurred on November 25, 2024), the 2024 Equity Incentive Plan (the “2024 Plan”) became effective, authorizing the issuance of up to 2,500,000 shares of common stock. (See Note 16.)

Stock option awards generally vest on time-based vesting schedules. Stock-based compensation expense is recognized based on the value of the portion of stock-based payment awards that is ultimately expected to vest and become exercisable during the period. The Company recognizes compensation expense for all stock-based payment awards made to employees, directors, and non-employees using a straight-line method, generally over a service period of four years.

Advertising — The Company expenses costs relating to advertising either as costs are incurred or the first time the advertising takes place. Advertising expenses totaled $311,195 and $766,011 for the nine months ended September 30, 2024 and 2023 respectively and were included in “Sales and marketing” in the condensed consolidated statements of operations.

Income taxes — The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 740, “Income Taxes” for establishing and classifying any tax provisions for uncertain tax positions. The Company’s policy is to recognize and include accrued interest and penalties related to unrecognized tax benefits as a component of income tax expenses. The Company is not aware of any entity level uncertain tax positions.

Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the condensed consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in operations in the period that includes the enacted date.

Net income/(loss) per share attributable to common stockholders — The Company computed basic net income/(loss) per share attributable to common stockholders by dividing net income/(loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net income/(loss) per common share after giving consideration to all potentially dilutive common stock, including stock options, RSU awards, and warrants to purchase common stock outstanding during the period determined using the treasury-stock method as well as the convertible notes outstanding during the period determined using the if-converted method, except where the effect of including such securities would be antidilutive.

Recent accounting pronouncements — In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires entities to disclose specific rate reconciliations, amount of income taxes separated by federal and individual jurisdiction, and the amount of income (loss) from continuing operations before income tax expense (benefit) disaggregated between federal, state, and foreign. The new standard is effective for the Company for its annual periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 is designed to improve the reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses that are regularly provided to the Company’s chief operating decision–making group (the “CODM”). The new standard is effective for the Company for its annual periods beginning January 1, 2024 and for interim periods beginning January 1, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard.

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates — The presentation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include the valuation of common stock, common stock warrants, convertible notes, warrant liabilities, and stock options. Results could differ from those estimates. Estimates are periodically reviewed due to changes in circumstances, facts, and experience. Changes in estimates are recorded in the period in which they become known.

Fair value option — As permitted under ASC Topic 825, Financial Instruments (“ASC Topic 825”), the Company has elected the fair value option to account for its convertible notes issued in 2022 and 2023. In accordance with ASC Topic 825, the Company records the convertible notes at fair value with changes in fair value recorded as a component of other income (expense) in the consolidated statements of operations. As a result of applying the fair value option, direct costs and fees related to the convertible notes are expensed as incurred and are not deferred. The Company concluded it is appropriate to apply the fair value option as they are liabilities not classified as a component of stockholders’ equity (deficit). In addition, the convertible notes meet other applicable criteria for electing fair value option under ASC Topic 825.

Fair value measurements — Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is a hierarchy based upon the transparency of inputs used in the valuation of an asset or liability. The valuation hierarchy contains three levels:

Level 1 —	Valuation inputs are unadjusted quoted market prices for identical assets or liabilities in active markets.

Level 2 —	Valuation inputs are quoted prices for identical assets or liabilities in markets that are not active, quoted market prices for similar assets and liabilities in active markets and other observable inputs directly or indirectly related to the assets or liabilities being measured.
Level 3 —	Valuation inputs are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize observable inputs and minimize unobservable inputs.

In determining the appropriate levels, the Company analyzes the assets and liabilities measured and reported on a fair value basis. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3.

The Company’s financial instruments consist primarily of cash, accounts receivable, inventory and accounts payable. The carrying amount of such instruments approximates fair value due to their short-term nature. The carrying value of long-term debt approximates fair value because of the market interest rate of the debt. The convertible notes and warrant liabilities associated with the Company’s convertible promissory notes are carried at fair value, determined according to Level 3 inputs in the fair value hierarchy described above.

During the years ended December 31, 2023 and 2022, there were no transfers between Level 1, Level 2, and Level 3.

Convertible notes — The Company’s convertible promissory notes are recognized initially and subsequently at fair value, inclusive of their respective accrued interest at their stated interest rates, which are included in convertible notes on the Company’s consolidated balance sheets. The changes in the fair value of these convertible notes are recorded as “changes in fair value of convertible notes” as a component of other income (expenses) in the consolidated statements of operations. The changes in fair value related to the accrued interest components are also included within the single line of change in fair value of convertible notes on the consolidated statements of operations.

Warrant liabilities — The Company issued certain warrants for the purchase of shares of its common stock in connection with the Company’s convertible notes (see Note 7) and classified them as a liability on its consolidated balance sheets. These warrants are classified as a liability under ASC 480 as the Company may settle the warrants by issuing a variable number of its common shares and the monetary value of the obligation is based solely or predominantly on a fixed monetary amount known at inception. The warrant liabilities are initially recorded at fair value on the issuance date of each warrant and are subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liabilities are recognized as a component of other income (expense) in the consolidated statements of operations. Changes in the fair value of the warrant liabilities will continue to be recognized until the warrants are exercised, expire or qualify for equity classification.

Concentrations of credit risk — Financial instruments potentially subjecting the Company to concentrations of credit risk consist primarily of accounts receivable, accounts payable and bank demand deposits that may, from time to time, exceed Federal Depository Insurance Corporation (“FDIC”) insurance limits. To mitigate the risks associated with FDIC insured limits the Company recently opened an Insured Cash Swap (“ICS”) service account at its primary bank. Under terms of the ICS, when the bank places funds for the Company using ICS, the deposit is sent from the Company’s transaction account into deposit accounts at other ICS Network banks in amounts below the standard FDIC insured maximum of $250,000 for overnight settling. If the Company’s account exceeds the FDIC limit of $250,000 at the end of the business day, funds are automatically swept out by our bank and spread among partner banks in accounts, each totaling less than $250,000. This makes the Company’s funds eligible for FDIC insurance protection each day. The funds are then swept back into the Company’s account at the beginning of the next business day. The aggregate limit that can be protected for the Company under this program is approximately $150 million.

The Company considers the concentration of credit risk associated with its accounts receivable to be commercially reasonable and believes that such concentration does not result in the significant risk of near-term severe adverse impacts. As of December 31, 2023 and 2022, the Company had customers that individually represented 10% or more of the Company’s accounts receivable. There were two and three individual customers that represented 71% and 57% of total accounts receivable, as of December 31, 2023 and 2022, respectively. There were four and three individual customer accounts that represented 64% and 57% of total revenue for the years ended December 31, 2023 and 2022, respectively. There were three and one individual suppliers that represented 48% and 19% of total accounts payable, as of December 31, 2023 and 2022, respectively.

Accounts receivable — Accounts receivable are reported at net realizable value. Receivables consist of amounts due from distributors. In evaluating the collectability of individual receivable balances, the Company considers several factors, including the age of the balance, the customers’ historical payment history, its credit worthiness and economic trends. There was no allowance for credit losses to reflect CECL adoption as of December 31, 2023 and 2022.

Inventories — Inventories are stated at the lower of cost or net realizable value, with cost being determined under the weighted average method, and consist of raw materials, work-in-process, and finished goods. Costs associated with spirit production and other costs related to manufacturing of products for sale, are recorded as inventory. Work-in-process inventory is comprised of all accumulated costs of raw materials, direct labor, and manufacturing overhead to the respective stage of production. Finished goods and raw materials inventory includes the supplier cost, shipping charges, import fees, and federal excise taxes. Management routinely monitors inventory and periodically writes off damaged and unsellable inventory. There was no valuation allowance as of December 31, 2023 and 2022.

The Company holds volumes of barreled whiskey, which will not be sold within one year due to the duration of the aging process. Consistent with industry practices, all barreled whiskey is classified as work-in-process inventory and is included in current assets.

Deferred transaction costs — Deferred transaction costs consist of direct legal, accounting, filing and other fees and costs directly attributable to the proposed Business Combination Agreement that (see Note 1). Deferred transaction costs were approximately $1,397,964 and $708,817 as of December 31, 2023 and 2022, respectively. As of May 18, 2023, the Business Combination Agreement was terminated. Accordingly, the related balance of deferred transaction costs related to the Business Combination in the amount of $423,869 were expensed to general and administrative expense during the period ended June 30, 2023, deferred transaction costs expensed related to the Business Combination Agreement portion were $208,682 and $215,187 as of June 30, 2023 and December 31, 2022, respectively. Subsequent to the termination of the Business Combination Agreement, the Company is contemplating an initial public offering (“IPO”). Accordingly, the deferred offering costs relating to the Company’s contemplated IPO will continue to be deferred and capitalized as incurred, and were $1,397,964 and $493,630 as of December 31, 2023 and 2022, respectively. The deferred offering costs relating to the Company’s contemplated IPO will be offset against IPO proceeds upon the consummation of the offering. In the event the IPO is terminated, abandoned or significantly delayed, any deferred transaction costs will be immediately recognized in operating expenses.

Liabilities for Deferred Revenue — During 2023, the Company entered into a distilled spirits barreling production agreement with Tiburon Opportunity Fund, L.P. This agreement is for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made in January 2023. Subsequent to December 31, 2023, this agreement was amended in March 2024 to a reduced number of 600 barrels for $500,000. The then $500,000 excess prepayment was then used to purchase a Whiskey Note in the principal amount of $672,500 and subsequently exchanged (contingent upon the consummation of this offering) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock. (See Note 16.).

Property and equipment, net of accumulated depreciation — Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets — generally three to twenty years. Leasehold improvements are amortized on a straight-line basis over the shorter of the asset’s estimated useful life or the term of the lease. Construction in progress is related to the construction or development of property and equipment that have not yet been placed in service for their intended use. When the asset is available for use, it is transferred from construction in progress to the appropriate category of property and equipment and depreciation on the item commences.

Upon retirement or sale, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the consolidated statements of operations. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized.

Leases — The Company adopted ASC 842, Leases (“ASC 842”) as of January 1, 2022. ASC 842 was adopted using the modified retrospective transition approach, with no restatement of prior periods or cumulative adjustments to accumulated deficit. Upon adoption, the operating lease right-of-use (“ROU”) asset was measured at cost, which included the initial measurement of the lease liability, prepaid rent and initial direct costs incurred by the Company, less incentives received. The operating lease liability represents the present value of the remaining minimum lease payments as of January 1, 2022. The Company elected the package of three practical expedients, which allowed an entity to carry forward prior conclusions related to whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases and initial direct costs for existing leases. The Company elected not to apply the use-of-hindsight to reassess the lease term. The Company elected not to recognize leases with an initial term of 12 months or less within the consolidated balance sheets and to recognize those lease payments on a straight-line basis in the consolidated statements of operations over the lease term. The Company elected the practical expedient to not separate lease and non-lease components for all leases. The new lease accounting standard also provides practical expedients for an entity’s ongoing accounting.

The Company has operating leases for corporate offices, warehouses, distilleries and tasting rooms that are accounted for under ASC 842. The Company determines if an arrangement is a lease at inception. Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from a lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of the future minimum lease payments over the lease term. The Company recognizes lease expense for lease payments on a straight-line basis over the term of the lease. Operating lease ROU assets also include the impact of any lease incentives. An amendment to a lease is assessed to determine if it represents a lease modification or a separate contract. Lease modifications are reassessed as of the effective date of the modification. For modified leases, the Company also reassess the lease classification as of the modification’s effective date.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, because the interest rate implicit in the Company’s operating leases is not readily determinable. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in the economic environments where the leased asset is located. The incremental borrowing rate is calculated by modeling the Company’s credit rating on its history arm’s-length secured borrowing facility and estimating an appropriate credit rating for similar secured debt instruments. The Company’s calculated credit rating on secured debt instruments determines the yield curve used. In addition, an incremental credit spread is estimated and applied to reflect the Company’s ability to continue as a going concern. Using the spread adjusted yield curve with a maturity equal to the remaining lease term, the Company determines the borrowing rates for all operating leases.

The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non- cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

Operating lease transactions are included in operating lease ROU assets, current operating lease liabilities and operating lease liabilities, net of current portion on the consolidated balance sheets.

Impairment of long-lived assets — All of the Company’s long-lived assets held and used are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. When such an event occurs, future cash flows expected to result from the use of the asset and its eventual disposition is estimated. If the undiscounted expected future cash flows are less than the carrying amount of the asset, an impairment loss is recognized for the difference between the asset’s fair value and its carrying value. The Company did not record any impairment losses on long-lived assets for the years ended December 31, 2023 and 2022.

Investments/Investment in Flavored Bourbon LLC — Non-marketable equity investments of privately held companies are accounted for as equity securities without readily determinable fair value at cost minus impairment, as adjusted for observable price changes in orderly transactions for identical or similar investment of the same issue pursuant to Accounting Standards Codification (“ASC”) Topic 321 Investments — Equity Securities (“ASC 321”) as the Company does not exert any significant influence over the operations of the investee company.

The Company performs a qualitative assessment at each reporting period considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Company considers include but are not limited to; i) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, ii) a significant adverse change in the regulatory, economic, or technological environment of the investee, iii) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, iv) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; v) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants. If the qualitative assessment indicates that the investment is impaired, a loss is recorded equal to the difference between the fair value and carrying value of the investment.

As of December 31, 2023 and 2022, the Company had a 15.1% ownership interest in Flavored Bourbon, LLC. and did not record any impairment charges related to its investments. See also Note 5 — Payment Upon Sale of Flavored Bourbon, LLC. In January 2024, Flavored Bourbon LLC conducted a capital call, successfully raising $12 million from current and new investors at the same valuation as the last raise. The Company chose not to participate in the raise, but still retained its rights to full recovery of is capital account of $25.3 million, with the Company being guaranteed a pay out of this $25.3 million in the event the brand is sold to a third party, or the Company can block such sale. The Company retains 11.2071% ownership interest in this entity plus a 2.5% override in the waterfall of distributions. The valuation and accounting for this event will be recorded in the Company’s financial statements for the quarter ended March 31, 2024. See Note 16.

Treasury stock — Treasury stock is shares of the Company’s own stock that have been issued and subsequently repurchased by the Company. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends.

The Company accounts for treasury stock under the cost method. Upon the retirement of treasury shares, the Company deducts the par value of the retired treasury shares from common stock and allocates the excess of cost over par as a deduction to additional paid-in capital based on the pro-rata portion of additional paid-in-capital, and the remaining excess as an increase to accumulated deficit. Retired treasury shares revert to the status of authorized but unissued shares. All shares repurchased to date have been retired. For the years ended December 31, 2023 and 2022, the Company repurchased 71 and 82 shares of common stock at a price of $157.89 per share, respectively.

Segment reporting — The Company operates in a single segment. The segment reflects how the Company’s operations are evaluated by senior management and the structure of its internal financial reporting. Both financial and certain non-financial data are reported and evaluated to assist senior management with strategic planning.

Revenue recognition — The Company’s revenue consists primarily of the sale of spirits domestically in the United States. Customers consist primarily of direct consumers. The Company’s revenue generating activities have a single performance obligation and are recognized at the point in time when control transfers and the obligation has been fulfilled, which is when the related goods are shipped or delivered to the customer, depending upon the method of distribution and shipping terms. Revenue is measured as the amount of consideration the Company expects to receive in exchange for the sale of a product. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. Sales terms do not allow for a right of return unless the product is damaged. Historically, returns have not been material to the Company. Amounts billed to customers for shipping and handling are included in sales. The results of operations are affected by economic conditions, which can vary significantly by time of year and can be impacted by the consumer disposable income levels and spending habits.

Direct to Consumer — The Company sells its spirits and other merchandise directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet (e-commerce).

Spirits club membership sales are made under contracts with customers, which specify the quantity and timing of future shipments. Customer credit cards are charged in advance of quarterly shipments in accordance with each contract. The Company transfers control and recognizes revenue for these contracts upon shipment of the spirits to the customer.

Tasting room and internet spirit sales are paid for at the time of sale. The Company transfers control and recognizes revenue for the spirits and merchandise when the product is either received by the customer (on-site tasting room sales) or upon shipment to the customer (internet sales).

The Company periodically offers discounts on spirits and other merchandise sold directly to consumers through spirits club memberships, at the Heritage Distilling tasting rooms and through the internet. All discounts are recorded as a reduction of retail product revenue.

Wholesale — The Company sells its spirits to wholesale distributors under purchase orders. The Company transfers control and recognizes revenue for these orders upon shipment of the spirits from the Company’s warehouse facilities. Payment terms to wholesale distributors typically range from 30 to 45 days. The Company pays depletion allowances to its wholesale distributors based on their sales to their customers which are recorded as a reduction of wholesale product revenue. The Company also pays certain incentives to distributors which are reflected net within revenues as variable consideration. The total amount of depletion allowances and sales incentives for years ended December 31, 2023 and 2022 were $66,271 and $44,591, respectively.

Third Party — The Company produces and sells barreled spirits to Third Party customers who either hold them for investment or who have a plan to use the product in the future once the spirits are finished aging. Third Party Barreled Spirits are paid with a deposit up front, with the remainder billed at the time of completion when the finished spirits are then produced and supplied to the customer. In most cases, the barrels are stored during aging for the customer at a fee. As of December 31, 2023 and 2022, the Company had deferred revenues of $1,039,863 and $244,248, respectively, included in other current liabilities within the consolidated balance sheets. These performance obligations are expected to be satisfied within one year.

Service revenue — Represents fees for distinct value-added services that the Company provides to third parties, which may include production, bottling, marketing consulting and other services aimed at growing and improving brands and sales. Revenue is billed monthly and earned and recognized over-time as the agreed upon services are completed. The Company recorded $2,834,742 and $3,080,884 in service revenue in the consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively. There is no contractually committed service revenue that would give rise to an unsatisfied performance obligation at the end of each reporting period.

The following table presents revenue disaggregated by sales channel:

	For the Years Ended December 31,
	2023	2022
Direct to Consumer	$3,183,664	$3,473,326
Wholesale	1,657,851	1,643,356
Third Party	294,967	112,000
Total Products Net Sales	5,136,482	5,228,682
Services	2,834,742	3,080,884
Total Net Sales	$7,971,224	$8,309,566

Substantially all revenue is recognized from sales of goods or services transferred when contract performance obligations are met. As such, the accompanying consolidated financial statements present financial information in a format which does not further disaggregate revenue, as there are no significant variations in economic factors affecting the nature, amount, timing, and uncertainty of cash flows.

Excise taxes — Excise taxes are levied on alcoholic beverages by governmental agencies. For imported alcoholic beverages, excise taxes are levied at the time of removal from the port of entry and are payable to the U.S. Customs and Boarder Protection (the “CBP”). For domestically produced alcoholic beverages, excise taxes are levied at the time of removal from a bonded production site and are payable to the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”). These taxes are not collected from customers but are instead the responsibilities of the Company. The Company’s accounting policy is to include excise taxes in “Cost of Sales” within the consolidated statements of operations, which totaled $230,230 and $258,706 for the years ended December 31, 2023 and 2022, respectively.

Shipping and handling costs — Shipping and handling costs of $165,961 and $184,712 were included in “Cost of Sales” within the consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively. Costs are lower in 2023 versus the same time period in 2022 as the Company transferred fulfillment and shipping responsibility for much of the Company’s eCommerce sales to consumers to a third party.

Stock-based compensation — The Company measures compensation for all stock-based awards at fair value on the grant date and recognizes compensation expense over the service period on a straight-line basis for awards expected to vest.

The fair value of stock options granted is estimated on the grant date using the Black-Scholes option pricing model. The Company uses a third-party valuation firm to assist in calculating the fair value of the Company’s stock options. This valuation model requires the Company to make assumptions and judgment about the variables used in the calculation, including the volatility of the Company’s common stock and assumed risk-free interest rate, expected years until liquidity, and discount for lack of marketability. Forfeitures are accounted for and are recognized in calculating net expense in the period in which they occur. Stock-based compensation from vested stock options, whether forfeited or not, is not reversed.

In the past the Company granted stock options to purchase common stock with exercise prices equal to the value of the underlying stock, as determined by the Company’s Board of Directors on the date the equity award was granted.

The Board of Directors determines the value of the underlying stock by considering several factors, including historical and projected financial results, the risks the Company faced at the time, the preferences of the Company’s stockholders, and the lack of liquidity of the Company’s common stock.

During the years ended December 31, 2023 and 2022, the Company did not grant any stock option awards. The Company has not granted any stock options since 2019, when the Company’s 2018 Plan was terminated in favor of the 2019 Plan, under which, the Company has granted RSUs. See Note 9.

Stock option awards generally vest on time-based vesting schedules. Stock-based compensation expense is recognized based on the value of the portion of stock-based payment awards that is ultimately expected to vest and become exercisable during the period. The Company recognizes compensation expense for all stock-based payment awards made to employees, directors, and non-employees using a straight-line method, generally over a service period of four years.

Advertising — The Company expenses costs relating to advertising either as costs are incurred or the first time the advertising takes place. Advertising expenses totaled $920,879 and $1,223,985 for the years ended December 31, 2023 and 2022, respectively and were included in “Sales and marketing” in the consolidated statements of operations. Costs were higher in 2022 as one additional large sponsorship contract existed at that time that was not renewed in 2023.

Income taxes — The Company follows the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 740, “Income Taxes” for establishing and classifying any tax provisions for uncertain tax positions. The Company’s policy is to recognize and include accrued interest and penalties related to unrecognized tax benefits as a component of income tax expenses. The Company is not aware of any entity level uncertain tax positions.

Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in operations in the period that includes the enacted date.

Net loss per share attributable to common stockholders — The Company computed basic net loss per share attributable to common stockholders by dividing net loss attributable to common stockholders by the weighted-average number of common stock outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per common share after giving consideration to all potentially dilutive common stock, including stock options, restricted stock unit (“RSU”) awards, and warrants to purchase common stock outstanding during the period determined using the treasury-stock method as well as the convertible notes outstanding during the period determined using the if-converted method, except where the effect of including such securities would be antidilutive.

Recently adopted accounting pronouncements standards — In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), which establishes a new approach to estimate credit losses on certain financial instruments. The update requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The amended guidance will also update the impairment model for available-for-sale debt securities, requiring entities to determine whether all or a portion of the unrealized loss on such securities is a credit loss. The standard became effective for interim and annual periods beginning after December 15, 2022. Effective January 1, 2023, the Company adopted the provisions of ASU No. 2016-13 and determined that adoption did not have a material impact on our consolidated financial statements.